LONG TERM INVESTMENTS - Equity securities without readily determinable fair value - (Details)	1 Months Ended											12 Months Ended
	Nov. 30, 2021 USD ($) shares	Sep. 30, 2021 shares	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Feb. 28, 2021 USD ($) shares	Dec. 31, 2019 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value												$ 3,565,394	$ 2,132,567
Payment for longterm investments												2,450,736		$ 600,000
TradeUP Acquisition Corp.("UPTDU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value												$ 445,400
Percentage of equity interest acquired												4.54%
Payment for longterm investments					$ 445,400			$ 445,400
Change of fair value												$ 0
TradeUP Acquisition Corp.("UPTDU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares								230,000
Number of shares forfeited | shares		8,500
TradeUP Acquisition Corp.("UPTDU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares					44,040
Fortune Rise Acquisition Corporation ("FRLAU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value												201,248
Percentage of equity interest acquired	1.57%
Payment for longterm investments	$ 201,248
Change of fair value												0
Fortune Rise Acquisition Corporation ("FRLAU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares	122,000
Fortune Rise Acquisition Corporation ("FRLAU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares	20,000
Fortune Rise Acquisition Corporation ("FRLAU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares	60,000
Shenzhen Guru Club Information Technology Group Co., LTD. ("Guru")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value												1,569,218	1,532,567
Percentage of equity interest acquired										1.00%	1.00%
Payment for longterm investments										$ 1,536,972	¥ 10,000,000
Change of fair value												0	0
Shanghai Realize Investment Consulting Co., Ltd. ("Realize")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value												941,531
Percentage of equity interest acquired			1.50%	1.50%
Payment for longterm investments			$ 926,183	¥ 6,000,000
Change of fair value												0
Shanghai Yisong Consulting Management Co., LTD ("Yisong")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value												407,997
Percentage of equity interest acquired						5.00%	5.00%
Payment for longterm investments						$ 400,962	¥ 2,600,000
Change of fair value												0
UNext Group Limited ("UNext")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value													$ 600,000
Percentage of equity interest acquired									0.60%
Payment for longterm investments									$ 600,000
Impairment of equity securities without readily determinable fair value												$ 600,000